Capital Reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Capital Reorganization [Abstract]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired

The fair value of Bridgetown’s identifiable net assets acquired comprising:

US$

Cash	46,783
Cash held in Trust Account	91,466,681
Warrant liabilities (note a)	(4,993,764)
Net identifiable assets acquired	86,519,700
Less: Fair Value of consideration comprising
10,092,134 Company’s Class A ordinary shares (note b)	62,066,624
14,874,838 Company’s Class B ordinary shares	91,480,254
Total Fair value of consideration	153,546,878
Share-based payment on listing	67,027,178
(a)	The warrant liabilities acquired include those in relation to the warrants issued by Bridgetown to Bridgetown’s public investors (Public Warrants) and Bridgetown LLC, the sponsor (Sponsor Warrants). The holders of Bridgetown’s warrants (including public investors and the sponsor) received one warrant of the Company for each Bridgetown’s warrant, resulting in the issuance of 26,282,971 warrants by the Company upon the Capital Reorganization (see note 20).

(b)	Concurrently with the execution of the Initial Merger, the Company, Bridgetown, Bridgetown’s sponsor and CGCL entered into a working capital loan capitalization agreement (the “Working Capital Loan Capitalization Agreement”). Included in the 10,092,134 Class A Ordinary Shares of the Company issued to Bridgetown’s sponsor were 451,839 shares issued pursuant to the Working Capital Loan Capitalization Agreement to settle an aggregate of US$4,518,390 of working capital loans from Bridgetown’s sponsors to Bridgetown.